Financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Assets

		2022	2021
	Notes	RMB million	RMB million
Other equity instrument investments (FVOCI)	(i)
- Non-tradable listed shares		659	523
- Non-listed shares		—	40

		659	563

Other non-current financial assets (FVPL)	(i)
- Listed shares		21	68
- Non-listed shares		28	27
Other non-current financial assets (amortized cost)	(ii)
- Long-term receivables		387	494

		436	589

Notes:

(i)	Dividend income generated from the investments amounted to RMB7 million for the year of 2022 in total (2021: RMB4 million).
(ii)
In 2022 and 2021, the Group derecognized certain aircraft under finance lease agreements as a lessor and recognized long-term receivables. As at December 31, 2022, long-term receivables (including the portion due within one year) was RMB
896

million (December 31, 2021: RMB783 million) (Note 19(c)), among which RMB
404
 million was recorded in the amounts due from related companies (December 31, 2021: RMB183 million) (Note 42(a)).